Note 16 - Voyage and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Voyage And Vessel Operating Expenses [Abstract]
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
Voyage Expenses	Year Ended December 31,
	2012	2013	2014
Port charges	24	18	15
Bunkers	177	125	-
Commissions	822	520	98
Total	1,023	663	113
Vessel Operating Expenses	Year Ended December 31,
	2012	2013	2014
Crew wages and related costs	361	-	744
Insurance	83	47	52
Repairs and maintenance	179	689	106
Spares and consumable stores	184	-	247
Taxes (Note 18)	7	9	(6)
Total	814	745	1,143